Note 1 - Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Business

Panbela Therapeutics, Inc. (“Panbela”) and its direct wholly owned subsidiaries: Panbela Research, Inc. (“Panbela Research”) Cancer Prevention Pharmaceuticals, Inc. (“CPP”) and Cancer Prevention Pharma (Ireland) Limited (“Cancer Prevention”) exist for the primary purpose of developing disruptive therapeutics for the treatment of patients with urgent unmet medical needs. Panbela Therapeutics Pty Ltd is a wholly owned subsidiary of Panbela Research organized under the laws of Australia. Cancer Prevention has two wholly owned dormant subsidiaries: Cancer Prevention Pharma Limited, a United Kingdom entity, and Cancer Prevention Pharmaceuticals, LLC, an Arizona limited liability company. Panbela Therapeutics, Inc., together with its direct and indirect subsidiaries are collectively referred to throughout this report as “we,” “us,” “our,” and the “Company.”

The primary objective of our pipeline is the utilization of pharmacotherapies to reduce or normalize increased disease-associated polyamines using complementary pharmacotherapies. Our lead candidates are ivospemin (SBP-101) for which we have exclusively licensed the worldwide rights from the University of Florida Research Foundation, Inc., Flynpovi™ a combination of eflornithine (CPP-1X) and sulindac and eflornithine (CPP-1X) alone in tablet or sachet form. We have exclusively licensed rights from the Arizona Board of Regents of the University of Arizona to commercialize Flynpovi.

Reverse stock splits

Effective January 13, 2023, June 1, 2023, and January 18, 2024, the Company's Board of Directors approved one-for-forty, one-for-thirty, and one-for-twenty reverse stock splits of its common stock, respectively. The par value and authorized shares of the Company's common stock were not affected by the reverse stock splits. Unless specifically provided otherwise herein, all share and per share amounts of our common stock presented have been retroactively adjusted to reflect all reverse stock splits. See Note 7 for more information.

1.	Business

Panbela Therapeutics, Inc. (“Panbela”) and its direct wholly owned subsidiaries: Cancer Prevention Pharmaceuticals, Inc. (“CPP”) and Panbela Research, Inc. (“Panbela Research”) and Cancer Prevention Pharmaceuticals, LTD (Ireland) and their respective subsidiaries, all of which are wholly owned, exist for the primary purpose of developing disruptive therapeutics for the treatment of patients with urgent unmet medical needs. Panbela Therapeutics Pty Ltd is a wholly owned subsidiary of Panbela Research organized under the laws of Australia. CPP has two wholly owned dormant subsidiaries: Cancer Prevention Pharma Limited, a United Kingdom entity, and Cancer Prevention Pharmaceuticals, LLC, an Arizona limited liability company. Panbela, together with its direct and indirect subsidiaries is referred to as “we,” “us,” “our,” and the “Company.”

The primary objective of our pipeline is the utilization of pharmacotherapies to reduce or normalize increased disease-associated polyamines using complementary pharmacotherapies. Our lead candidates are ivospemin (SBP-101) for which we have exclusively licensed the worldwide rights to from the University of Florida Research Foundation, Inc. and Flynpovi™ a combination of eflornithine (CPP-1X) and sulindac. We have exclusively licensed rights from the Arizona Board of Regents of the University of Arizona to commercialize Flynpovi.

Acquisition of CPP

On June 15, 2022, we completed the previously announced strategic business reorganization and acquisition of CPP pursuant to the agreement and plan of merger, dated as of February 21, 2022 (the “Merger Agreement”), by and among Panbela, CPP, Panbela Research, Canary Merger Subsidiary I, Inc. (“Merger Sub I”), and Canary Merger Subsidiary II, Inc. (“Merger Sub II”). Pursuant to the terms of the Merger Agreement, (i) Merger Sub I, then a wholly owned subsidiary of Panbela, which was itself a wholly owned subsidiary of Panbela Research, merged with and into Panbela Research (the “First Merger”), with Panbela Research surviving the First Merger, and (ii) Merger Sub II, then a wholly owned subsidiary of Panbela, merged with and into CPP (the “Second Merger” and, together with the First Merger, the “Mergers”), with CPP surviving the Second Merger. As a result of the Mergers, each of Panbela Research and CPP became a wholly owned subsidiary of Panbela. In addition, in connection with the consummation of the Mergers, then “Panbela Therapeutics, Inc.” was renamed to “Panbela Research, Inc.” and then “Canary Merger Holdings, Inc.” was renamed to “Panbela Therapeutics, Inc.” See Note 6, “Asset Acquisition,” for additional information.

Reverse stock splits

Effective January 13, 2023, June 1, 2023, and January 18, 2024, the Company's Board of Directors approved one-for-forty, one-for-thirty, and one-for-twenty reverse stock splits of its common stock, respectively. The par value and authorized shares of the Company's common stock were not affected by the reverse stock splits. Unless specifically provided otherwise herein, all share and per share amounts of our common stock presented have been retroactively adjusted to reflect all reverse stock splits. See Note 9 for more information.